RIGHT OF USE AND LEASE LIABILITIES - Schedule of maturities of the balance of non-current lease liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 2,542,339	R$ 2,798,794
2022 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		419,240
2023 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	749,030	408,977
2024 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	575,223	406,572
2025 onwards (2025 onwards to the year 2020) [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	716,879	1,564,005
2026 onwards [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	R$ 501,207